Leases - Summary of Carrying Amounts of Short-Term and Long-Term Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Short-term portion of lease liabilities	$ 26,484	$ 28,944
Long-term portion of lease liabilities	212,437	207,594
Total	$ 238,921	$ 236,538	$ 252,626